REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 1,772,000	$ 4,455,000	$ 16,398,000	$ 24,207,000
Open World Ltd. [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,660,514	8,729,612	35,748,499	39,626,473
Precision Logistics [Member]
Disaggregation of Revenue [Line Items]
Revenues			16,242,000	23,766,000
Authentication [Member]
Disaggregation of Revenue [Line Items]
Revenues			156,000	441,000
Proactive Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,040,000	3,694,000	13,165,000	19,365,000
Proactive Services [Member] | Precision Logistics [Member]
Disaggregation of Revenue [Line Items]
Revenues			13,165,000	19,365,000
Proactive Services [Member] | Authentication [Member]
Disaggregation of Revenue [Line Items]
Revenues
Premium Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	708,000	735,000	3,077,000	4,401,000
Premium Services [Member] | Precision Logistics [Member]
Disaggregation of Revenue [Line Items]
Revenues			3,077,000	4,401,000
Premium Services [Member] | Authentication [Member]
Disaggregation of Revenue [Line Items]
Revenues
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	24,000	26,000
Brand Protection Services [Member]
Disaggregation of Revenue [Line Items]
Revenues			156,000	441,000
Brand Protection Services [Member] | Precision Logistics [Member]
Disaggregation of Revenue [Line Items]
Revenues
Brand Protection Services [Member] | Authentication [Member]
Disaggregation of Revenue [Line Items]
Revenues			156,000	441,000
Digital assets and capital markets infrastructure [Member] | Open World Ltd. [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,088,827	7,589,380	32,187,179	34,732,400
Advisory and onboarding [Member] | Open World Ltd. [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 571,687	$ 1,140,232	$ 3,561,320	$ 4,894,073